Condensed Consolidated Interim Balance Sheet - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
CURRENT
Cash and restricted cash	$ 67,954	$ 4,816,906	$ 892,727
Accounts receivable	164,000		100,000
Deferred financing costs		118,546	80,993
Unbilled revenue			1,252,076
Work in progress		6,654
Tax receivable	761,962	604,912	374,964
Prepaid expenses	1,105,789	636,064	794,351
Total current assets	2,099,705	6,183,082	3,495,111
Due from related parties	70,449	68,080	64,936
Equipment	120,290	125,413	267,259
TOTAL ASSETS	2,290,444	6,376,575	3,827,306
CURRENT
Accounts payable	3,141,081	2,036,916	2,782,502
Accrued liabilities	79,891	41,736	82,500
Deferred grant	41,739	67,732
Deferred revenue		100,000
Promissory notes			2,000,000
Provision for legal claim	9,640,094	8,948,085	9,921,298
Convertible debentures	1,832,770
Restricted share unit liability	611,592	3,911,823	576,214
Total current liabilities	15,347,167	15,106,292	15,362,514
Loans payable	141,036	139,039	140,904
TOTAL LIABILITIES	15,488,203	15,245,331	15,503,418
SHAREHOLDERS’ DEFICIENCY
Class A Subordinate Voting Shares, without par value: unlimited authorized; 12,618,775 and 7,825,571 issued and outstanding, respectively	118,580,460	105,477,150
Additional paid-in capital	23,368,424	15,891,737	13,342,560
Accumulated other comprehensive loss	(601,456)	(675,018)	(920,958)
Deficit	(154,545,187)	(129,562,625)	(86,569,901)
TOTAL SHAREHOLDERS’ DEFICIENCY	(13,197,759)	(8,868,756)	(11,676,112)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIENCY	$ 2,290,444	6,376,575	3,827,306
Class A Subordinate Voting Shares [Member]
SHAREHOLDERS’ DEFICIENCY
Class A Subordinate Voting Shares, without par value: unlimited authorized; 12,618,775 and 7,825,571 issued and outstanding, respectively		105,477,150	62,472,187
Class B Proportionate Voting Shares [Member]
SHAREHOLDERS’ DEFICIENCY
Class A Subordinate Voting Shares, without par value: unlimited authorized; 12,618,775 and 7,825,571 issued and outstanding, respectively